SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	1 Months Ended	10 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Unrecognized tax benefits		$ 0	$ 0
Novus Capital Corp [Member]
Unrecognized tax benefits		0
Unrecognized tax benefits accrued for interest and penalties		$ 0
Shares subject to forfeiture to the extent that the underwriters' over-allotment is not exercised	375,000	13,250,000
Federal Depository Insurance Coverage		$ 250,000